13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 03/31/2008
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2009
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 34
From 13F Information Table Value Total (USD):  55,552,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T		COM	001957109	342	13587	SH		SOLE
Abbott Labs		COM	002824100	490	10269	SH		SOLE
American Express		COM	025816109	1928	141462	SH		SOLE
Berkshire Hathaway		COM	084670991	1647	19	SH		SOLE
Berkshire Hathaway	B	COM	084670207	10197	3616	SH		SOLE
Chevron		COM	166764100	285	4238	SH		SOLE
Chubb		COM	171232101	213	5040	SH		SOLE
Coca-Cola		COM	191216100	1804	41057	SH		SOLE
Colgate Palmolive		COM	194162103	2409	40837	SH		SOLE
Comcast A		COM	200300200	222	16308	SH		SOLE
Comcast Corp A		COM	200300200	6322	491204	SH		SOLE
Conocophillips		COM	20825C104	214	5461	SH		SOLE
Constellation Ener	gy	COM	210371100	2842	137555	SH		SOLE
Diageo (Guinness)		COM	25243q205	489	10938	SH		SOLE
Disney		COM	254687106	667	36716	SH		SOLE
Emerson Electric		COM	291011104	931	32568	SH		SOLE
Exxon Mobil		COM	302290101	1214	17830	SH		SOLE
General Electric		COM	369604103	3996	395297	SH		SOLE
Intel		COM	458140100	2257	150174	SH		SOLE
Johnson & Johnson		COM	478160104	1432	27232	SH		SOLE
Mcdonalds		COM	580135101	301	5517	SH		SOLE
Microsoft		COM	594918104	3432	186845	SH		SOLE
Nestle Sa Rep Adr		COM	641069406	440	12987	SH		SOLE
Pepsico Inc.		COM	713448108	1074	20860	SH		SOLE
Procter & Gamble		COM	742718109	2288	48597	SH		SOLE
Royal Dutch Shell	A	COM		214	4832	SH		SOLE
Schering-Plough		COM	806605101	291	12367	SH		SOLE
Time Warner Cable	A	COM		1047	42198	SH		SOLE
Time Warner Inc		COM	887315109	3247	168253	SH		SOLE
USCI Inc		COM		0	20000	SH		SOLE
United Parcel Serv	ice	COM	911312106	1811	36796	SH		SOLE
United Technologie	s	COM	913017109	341	7923	SH		SOLE
Verizon Comm.		COM	92343V104	248	8201	SH		SOLE
Wesco Financial		COM	950817106	915	3315	SH		SOLE